Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 5.3%
AMMC CLO 16 Ltd.
Series 2015-16A, Class AR2,
3-Month LIBOR + 0.98%, 5.77% (A), 04/14/2029 (B)	$ 81,145	$ 80,937
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class ARR,
3-Month LIBOR + 1.05%, 5.84% (A), 07/15/2030 (B)	198,542	196,403
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL2, Class A,
1-Month LIBOR + 1.10%, 5.78% (A), 05/15/2036 (B)	300,000	294,346
Series 2022-FL1, Class A,
1-Month SOFR Average + 1.45%, 6.01% (A), 01/15/2037 (B)	400,000	392,835
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 02/22/2028 (B)	600,000	599,726
Bear Stearns Asset-Backed Securities Trust
Series 2005-SD1, Class 2M2,
1-Month LIBOR + 1.20%, 6.05% (A), 01/25/2045	58,882	58,206
Birch Grove CLO Ltd.
Series 19A, Class AR,
3-Month LIBOR + 1.13%, 6.00% (A), 06/15/2031 (B)	700,000	686,000
Ford Credit Auto Owner Trust
Series 2023-1, Class A2B,
5.32% (A), 03/15/2026	600,000	600,734
FORT CRE Issuer LLC
Series 2022-FL3, Class A,
1-Month SOFR Average + 1.85%, 6.41% (A), 02/23/2039 (B)	400,000	389,174
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 5.91% (A), 06/25/2035	212,909	198,761
Gallatin CLO IX Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 5.87% (A), 01/21/2028 (B)	108,562	108,085
HERA Commercial Mortgage Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.05%, 5.81% (A), 02/18/2038 (B)	346,055	334,013
Kubota Credit Owner Trust
Series 2023-1A, Class A2,
5.40%, 02/17/2026 (B)	600,000	599,345
LFT CRE Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.17%, 5.85% (A), 06/15/2039 (B)	400,000	393,607

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A,
1-Month SOFR Average + 1.55%, 6.11% (A), 01/17/2037 (B)	$ 500,000	$ 488,700
Marble Point CLO X Ltd.
Series 2017-1A, Class AR,
3-Month LIBOR + 1.04%, 5.83% (A), 10/15/2030 (B)	288,470	283,769
MASTR Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 5.67% (A), 10/25/2034	172,882	159,826
Merrill Lynch Mortgage Investors Trust
Series 2004-WMC5, Class M1,
1-Month LIBOR + 0.93%, 5.78% (A), 07/25/2035	120,648	115,093
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 5.55% (A), 12/26/2031 (B)	4,607	4,579
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 5.80% (A), 11/25/2065 (B)	136,795	133,753
RAMP Trust
Series 2005-RS6, Class M4,
1-Month LIBOR + 0.98%, 5.82% (A), 06/25/2035	30,978	30,870
Romark CLO Ltd.
Series 2017-1A, Class A1R,
3-Month LIBOR + 1.03%, 5.85% (A), 10/23/2030 (B)	400,000	395,502
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 6.13% (A), 02/17/2032 (B)	182,258	181,878
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR,
3-Month LIBOR + 1.21%, 6.02% (A), 07/20/2032 (B)	100,000	97,452
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 0.98%, 5.80% (A), 07/25/2030 (B)	375,787	370,044
Sound Point CLO XVII Ltd.
Series 2017-3A, Class A1R,
3-Month LIBOR + 0.98%, 5.79% (A), 10/20/2030 (B)	600,000	589,999
STWD Ltd.
Series 2022-FL3, Class A,
1-Month SOFR Average + 1.35%, 5.91% (A), 11/15/2038 (B)	400,000	389,572
TRTX Issuer Ltd.
Series 2022-FL5, Class A,
1-Month SOFR Average + 1.65%, 6.21% (A), 02/15/2039 (B)	500,000	485,718

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Venture 38 CLO Ltd.
Series 2019-38A, Class A1R,
3-Month LIBOR + 1.16%, 5.96% (A), 07/30/2032 (B)	$ 400,000	$ 389,438
Venture XIV CLO Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 5.98% (A), 08/28/2029 (B)	597,500	591,809
Vibrant CLO VI Ltd.
Series 2017-6A, Class AR,
3-Month LIBOR + 0.95%, 5.91% (A), 06/20/2029 (B)	255,211	252,889
Vibrant CLO VII Ltd.
Series 2017-7A, Class A1R,
3-Month LIBOR + 1.04%, 5.85% (A), 09/15/2030 (B)	231,587	228,355
VMC Finance LLC
Series 2022-FL5, Class A,
1-Month SOFR Average + 1.90%, 6.46% (A), 02/18/2039 (B)	400,000	393,220

Total Asset-Backed Securities (Cost $10,691,861)		10,514,638

CORPORATE DEBT SECURITIES - 22.5%
Aerospace & Defense - 0.1%
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	200,000	190,444

Automobiles - 0.2%
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (B)	400,000	375,790

Banks - 5.1%
Banco de Credito del Peru SA
4.65%, 09/17/2024 (B)	PEN 1,300,000	323,722
Banco Santander SA
3.49%, 05/28/2030	$ 200,000	174,403
Bank Leumi Le-Israel BM
5.13%, 07/27/2027 (C)	300,000	292,875
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	400,000	394,945
Barclays PLC
Fixed until 08/09/2025, 5.30% (A), 08/09/2026	600,000	588,275
Fixed until 11/02/2027, 7.39% (A), 11/02/2028	400,000	423,636
Citigroup, Inc.
Fixed until 02/18/2026 (D), 3.88% (A)	900,000	760,050
4.40%, 06/10/2025	300,000	292,265
HSBC Holdings PLC
Fixed until 05/24/2026, 1.59% (A), 05/24/2027	300,000	264,181
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 400,000	431,852
Fixed until 08/11/2032, 5.40% (A), 08/11/2033	$ 400,000	391,796
Fixed until 11/03/2027, 7.39% (A), 11/03/2028	300,000	319,042
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	189,651
4.55%, 08/16/2028	1,000,000	949,032

	Principal	Value
CORPORATE DEBT SECRITIES (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	$ 500,000	$ 407,603
Mizuho Financial Group, Inc.
Fixed until 09/13/2027, 5.41% (A), 09/13/2028	500,000	501,756
NatWest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	400,000	383,836
Fixed until 09/30/2027, 5.52% (A), 09/30/2028	400,000	396,040
Santander Holdings USA, Inc.
3.45%, 06/02/2025	400,000	374,242
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	200,000	161,473
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	200,000	174,278
4.68%, 06/15/2027 (B)	200,000	195,221
Standard Chartered PLC
Fixed until 01/09/2028, 6.30% (A), 01/09/2029 (B)	300,000	305,591
Stichting AK Rabobank Certificaten
6.50% (E), 12/29/2049 (C) (D) (F)	EUR 420,200	438,618
Synchrony Bank
5.40%, 08/22/2025	$ 300,000	281,104
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	316,611
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	300,000	281,852

		10,013,950

Beverages - 0.1%
Bacardi Ltd.
4.70%, 05/15/2028 (B)	150,000	148,508
5.15%, 05/15/2038 (B)	100,000	96,750

		245,258

Biotechnology - 0.3%
Amgen, Inc.
4.20%, 02/22/2052	300,000	253,646
4.40%, 05/01/2045	300,000	264,401

		518,047

Broadline Retail - 0.1%
Prosus NV
3.26%, 01/19/2027 (B)	300,000	272,234

Building Products - 0.3%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	600,000	519,962

Capital Markets - 1.8%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B) (F)	400,000	386,000
Brighthouse Holdings LLC
6.50% (E), 07/27/2037 (B) (D)	200,000	174,000
Credit Suisse Group AG
3.75%, 03/26/2025	900,000	827,973

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECRITIES (continued)
Capital Markets (continued)
Deutsche Bank AG
Fixed until 11/24/2025, 2.13% (A), 11/24/2026 (G)	$ 200,000	$ 172,191
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.75%, 6.55% (A), 10/28/2027	700,000	707,431
JAB Holdings BV
2.20%, 11/23/2030 (B)	550,000	436,842
Nomura Holdings, Inc.
5.84%, 01/18/2028 (F)	300,000	302,166
UBS Group AG
4.13%, 09/24/2025 (B)	200,000	191,131
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	400,000	382,853

		3,580,587

Chemicals - 0.2%
Axalta Coating Systems LLC
3.38%, 02/15/2029 (B)	200,000	171,357
Sasol Financing USA LLC
5.88%, 03/27/2024	200,000	197,600

		368,957

Commercial Services & Supplies - 0.1%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (B)	200,000	185,663

Communications Equipment - 0.2%
Motorola Solutions, Inc.
2.30%, 11/15/2030	400,000	324,388

Construction & Engineering - 0.1%
Quanta Services, Inc.
2.90%, 10/01/2030	300,000	258,256

Consumer Finance - 0.1%
Nissan Motor Acceptance Co. LLC
2.00%, 03/09/2026 (B)	200,000	177,059

Containers & Packaging - 0.2%
Berry Global, Inc.
4.88%, 07/15/2026 (B)	500,000	487,355

Diversified REITs - 0.2%
Goodman US Finance Five LLC
4.63%, 05/04/2032 (B)	400,000	373,814

Diversified Telecommunication Services - 0.2%
Bell Telephone Co. of Canada or Bell Canada
4.30%, 07/29/2049	200,000	170,797
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	144,546

		315,343

Electric Utilities - 3.6%
Alabama Power Co.
3.45%, 10/01/2049	300,000	224,224
4.15%, 08/15/2044	100,000	85,689
Arizona Public Service Co.
2.65%, 09/15/2050	100,000	62,195
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051	100,000	75,832
Constellation Energy Generation LLC
5.80%, 03/01/2033	400,000	412,316

	Principal	Value
CORPORATE DEBT SECRITIES (continued)
Electric Utilities (continued)
Duke Energy Progress LLC
4.00%, 04/01/2052	$ 200,000	$ 165,680
5.25%, 03/15/2033	200,000	207,444
Edison International
6.95%, 11/15/2029	100,000	108,055
ENEL Finance International NV
4.63%, 06/15/2027 (B)	400,000	391,285
Entergy Mississippi LLC
2.85%, 06/01/2028	1,100,000	1,002,736
Georgia Power Co.
4.70%, 05/15/2032	400,000	395,898
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B) (F)	400,000	314,054
NextEra Energy Capital Holdings, Inc.
5.05%, 02/28/2033	200,000	200,400
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	200,000	164,820
NRG Energy, Inc.
2.45%, 12/02/2027 (B)	200,000	170,783
Pacific Gas & Electric Co.
3.50%, 06/15/2025	120,000	114,313
3.75%, 08/15/2042 (F)	100,000	71,426
6.75%, 01/15/2053	700,000	721,200
Pennsylvania Electric Co.
3.60%, 06/01/2029 (B)	600,000	558,459
Southern California Edison Co.
3.90%, 03/15/2043	100,000	81,506
4.00%, 04/01/2047	600,000	490,519
4.05%, 03/15/2042	100,000	82,918
4.65%, 10/01/2043	100,000	90,603
Southwestern Electric Power Co.
6.20%, 03/15/2040	600,000	629,571
Xcel Energy, Inc.
4.60%, 06/01/2032	200,000	194,089

		7,016,015

Financial Services - 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 04/03/2026	200,000	191,351
Aircastle Ltd.
2.85%, 01/26/2028 (B)	100,000	86,101
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	300,000	296,010
Brookfield Finance, Inc.
3.90%, 01/25/2028 (F)	500,000	464,402
DAE Funding LLC
2.63%, 03/20/2025 (B)	400,000	375,647
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	400,000	379,842
National Rural Utilities Cooperative Finance Corp.
4.80%, 03/15/2028 (F)	100,000	100,829
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	200,000	186,800

		2,080,982

Food Products - 0.1%
General Mills, Inc.
4.95%, 03/29/2033	100,000	101,398

Gas Utilities - 0.4%
Brooklyn Union Gas Co.
4.63%, 08/05/2027 (B)	300,000	290,966
Southern California Gas Co.
4.13%, 06/01/2048	500,000	415,500

		706,466

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECRITIES (continued)
Ground Transportation - 0.1%
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	$ 159,000	$ 134,505
2.88%, 02/15/2025 (B)	100,000	93,689
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024 (B)	56,000	55,478

		283,672

Health Care Providers & Services - 1.2%
AHS Hospital Corp.
5.02%, 07/01/2045	400,000	393,682
Banner Health
1.90%, 01/01/2031	300,000	245,220
Centene Corp.
2.50%, 03/01/2031	200,000	161,960
CHRISTUS Health
4.34%, 07/01/2028	300,000	291,167
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/2031 (B)	200,000	150,234
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	200,000	182,981
HCA, Inc.
4.13%, 06/15/2029	100,000	93,607
Humana, Inc.
5.75%, 03/01/2028	300,000	311,285
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	300,000	282,931
Northwell Healthcare, Inc.
3.98%, 11/01/2046	400,000	322,939

		2,436,006

Health Care REITs - 0.1%
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	200,000	146,266

Hotels, Restaurants & Leisure - 0.3%
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/2026	100,000	96,998
Las Vegas Sands Corp.
2.90%, 06/25/2025	200,000	189,906
Marriott International, Inc.
2.85%, 04/15/2031	200,000	170,249
Sands China Ltd.
5.90%, 08/08/2028	200,000	189,829

		646,982

Industrial Conglomerates - 0.0% (H)
General Electric Co.
3-Month LIBOR + 3.33%, 8.20% (A), 06/15/2023 (D) (F)	46,000	45,954

Insurance - 0.4%
Equitable Financial Life Global Funding
5.50%, 12/02/2025 (B)	200,000	200,957
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031	100,000	83,959
GA Global Funding Trust
2.90%, 01/06/2032 (B)	200,000	159,411
Liberty Mutual Group, Inc.
5.50%, 06/15/2052 (B)	300,000	284,452

		728,779

	Principal	Value
CORPORATE DEBT SECRITIES (continued)
Life Sciences Tools & Services - 0.0% (H)
Illumina, Inc.
2.55%, 03/23/2031	$ 100,000	$ 82,593

Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/2061	200,000	124,248
4.20%, 03/15/2028	500,000	473,049
4.80%, 03/01/2050	300,000	227,937
Comcast Corp.
2.94%, 11/01/2056	672,000	445,000
Cox Communications, Inc.
2.95%, 10/01/2050 (B)	200,000	128,096

		1,398,330

Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc.
6.15%, 11/15/2052	200,000	224,026
San Diego Gas & Electric Co.
1.70%, 10/01/2030	300,000	244,471

		468,497

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	200,000	192,895

Oil, Gas & Consumable Fuels - 1.6%
Aker BP ASA
3.75%, 01/15/2030 (B)	200,000	180,349
Boardwalk Pipelines LP
3.40%, 02/15/2031	400,000	347,637
Enbridge, Inc.
5.70%, 03/08/2033	200,000	207,828
Energy Transfer LP
4.75%, 01/15/2026	40,000	39,473
5.80%, 06/15/2038	500,000	490,119
7.50%, 07/01/2038	100,000	112,240
Enterprise Products Operating LLC
3.20%, 02/15/2052	370,000	262,127
Kinder Morgan, Inc.
7.75%, 01/15/2032	400,000	463,743
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	300,000	294,749
MPLX LP
5.00%, 03/01/2033	100,000	97,839
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	400,000	350,932
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	200,000	174,308
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	100,000	108,464
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	20,000	19,464

		3,149,272

Passenger Airlines - 0.7%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	288,861	255,175
3.25%, 04/15/2030	72,141	62,339
3.50%, 08/15/2033	83,729	69,461
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	139,945	120,525
3.80%, 03/20/2033 (B)	139,999	128,454

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECRITIES (continued)
Passenger Airlines (continued)
Spirit Airlines Pass-Through Trust
4.10%, 10/01/2029	$ 61,152	$ 56,852
United Airlines Pass-Through Trust
2.88%, 04/07/2030	367,845	327,225
3.10%, 04/07/2030	367,845	317,723

		1,337,754

Pharmaceuticals - 0.5%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	1,000,000	914,872

Residential REITs - 0.4%
Essex Portfolio LP
4.00%, 03/01/2029	500,000	471,145
National Retail Properties, Inc.
4.80%, 10/15/2048	500,000	422,421

		893,566

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.
3.19%, 11/15/2036 (B)	300,000	227,455
Micron Technology, Inc.
6.75%, 11/01/2029	100,000	106,241
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.00%, 01/15/2033	100,000	97,933
Skyworks Solutions, Inc.
0.90%, 06/01/2023	300,000	297,479

		729,108

Software - 0.3%
Oracle Corp.
2.95%, 05/15/2025	290,000	279,050
4.90%, 02/06/2033	300,000	293,573

		572,623

Specialized REITs - 0.7%
American Tower Corp.
4.00%, 06/01/2025	300,000	292,707
4.05%, 03/15/2032 (F)	300,000	274,280
VICI Properties LP
4.75%, 02/15/2028	300,000	284,113
VICI Properties LP/VICI Note Co., Inc.
3.88%, 02/15/2029 (B)	500,000	444,510

		1,295,610

Tobacco - 0.1%
BAT Capital Corp.
7.75%, 10/19/2032	100,000	110,697
Imperial Brands Finance PLC
3.50%, 07/26/2026 (B)	200,000	187,176

		297,873

Trading Companies & Distributors - 0.1%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	306,000	306,204

	Principal	Value
CORPORATE DEBT SECRITIES (continued)
Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
2.25%, 11/15/2031	$ 200,000	$ 163,482
Vodafone Group PLC
5.63%, 02/10/2053	100,000	98,419

		261,901

Total Corporate Debt Securities (Cost $48,905,329)		44,300,725

FOREIGN GOVERNMENT OBLIGATIONS - 1.9%
Canada - 0.5%
Province of Quebec
2.50%, 04/20/2026	900,000	860,197

Dominican Republic - 0.2%
Dominican Republic International Bonds
4.88%, 09/23/2032 (B)	400,000	339,102

Indonesia - 0.2%
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/2027 (B)	400,000	397,465

Japan - 0.7%
Japan Finance Organization for Municipalities
2.13%, 10/25/2023 (B)	1,400,000	1,376,536

Republic of South Africa - 0.1%
Republic of South Africa Government International Bonds
4.85%, 09/30/2029	300,000	268,920

Romania - 0.2%
Romania Government International Bonds
2.13%, 03/07/2028 (B)	EUR 300,000	277,042
2.63%, 12/02/2040 (B)	100,000	62,683
3.75%, 02/07/2034 (B)	100,000	84,526

		424,251

Total Foreign Government Obligations (Cost $3,964,510)		3,666,471

LOAN ASSIGNMENT - 0.2%
Capital Markets - 0.2%
Zephyrus Capital Aviation Partners LLC
Term Loan,
4.61%, 10/15/2038 (I) (J)	$ 452,003	393,218

Total Loan Assignment (Cost $446,723)		393,218

MORTGAGE-BACKED SECURITIES - 4.1%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	85,483	76,795
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 5.73% (A), 04/15/2036 (B)	500,000	491,175
Banc of America Mortgage Trust
Series 2004-D, Class 2A2,
3.04% (A), 05/25/2034	3,769	3,456

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
3.96% (A), 09/25/2035	$ 132,112	$ 80,239
BIG Commercial Mortgage Trust
Series 2022-BIG, Class A,
1-Month Term SOFR + 1.34%, 6.17% (A), 02/15/2039 (B)	400,000	386,200
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.56%, 5.41% (A), 05/25/2037	163,932	155,021
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	400,000	364,720
DBGS Mortgage Trust
Series 2019-1735, Class A,
3.84%, 04/10/2037 (B)	200,000	169,402
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,000,000	945,064
DROP Mortgage Trust
Series 2021-FILE, Class A,
1-Month LIBOR + 1.15%, 5.83% (A), 10/15/2043 (B)	200,000	184,445
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
3.30% (A), 07/19/2035	39,366	28,222
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	600,000	563,057
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (J)	376,913	353,375
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 5.53% (A), 04/25/2028	81,634	75,574
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	166,235	157,097
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	900,000	856,872
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 5.37% (A), 05/25/2035	9,964	9,419
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	700,000	605,512
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	341,719	318,107
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	150,043	140,072
NYO Commercial Mortgage Trust
Series 2021-1290, Class A,
1-Month LIBOR + 1.10%, 5.78% (A), 11/15/2038 (B)	500,000	457,905

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Funding PLC
Series 2019-GR4A, Class A1,
SONIA + 1.14%, 5.04% (A), 10/20/2051 (B)	GBP 454,341	$ 560,741
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
12-MTA + 1.05%, 4.19% (A), 08/25/2046	$ 337,297	263,480
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	900,000	774,666

Total Mortgage-Backed Securities (Cost $8,866,538)		8,020,616

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.7%
California - 0.3%
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	248,948
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	374,093

		623,041

Illinois - 0.1%
Sales Tax Securitization Corp., Revenue Bonds,
Series B,
3.24%, 01/01/2042	400,000	318,274

Louisiana - 0.1%
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
Series A1,
5.08%, 06/01/2031	100,000	100,824

New York - 0.1%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	300,000	257,718

Texas - 0.1%
Texas Natural Gas Securitization Finance Corp., Revenue Bonds,
5.10%, 04/01/2035	100,000	102,725

Total Municipal Government Obligations (Cost $1,548,943)		1,402,582

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.5%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	235,898	234,928
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.97% (A), 04/25/2028	1,000,000	948,187
Federal Home Loan Mortgage Corp. REMICS
1-Month LIBOR + 0.35%, 3.76% (A), 01/15/2038	266,267	260,712
1-Month LIBOR + 0.40%, 5.08% (A), 02/15/2041 - 09/15/2045	139,078	136,313

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
0.00% (A), 01/15/2038	$ 266,267	$ 11,145
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 1.21% (A), 09/15/2043	353,163	35,541
Federal National Mortgage Association
3.50%, 06/01/2045	51,916	48,994
4.00%, 09/01/2048	48,664	47,204
Federal National Mortgage Association REMICS
1-Month LIBOR + 0.55%, 5.40% (A), 02/25/2041	44,532	44,440
Federal National Mortgage Association REMICS, Interest Only STRIPS
3.00%, 03/25/2028	139,127	7,090
Government National Mortgage Association
4.00%, TBA (K)	700,000	673,039
4.50%, 11/20/2052	298,747	294,018
Government National Mortgage Association REMICS
1-Month LIBOR + 0.80%, 5.37% (A), 05/20/2066 - 06/20/2066	1,188,122	1,180,765
Tagua Leasing LLC
1.58%, 11/16/2024	31,762	30,830
Tennessee Valley Authority
3.88%, 03/15/2028	600,000	599,608
Uniform Mortgage-Backed Security
2.50%, TBA (K)	200,000	172,363
3.00%, TBA (K)	2,700,000	2,421,957
3.50%, TBA (K)	1,400,000	1,299,375
4.00%, TBA (K)	4,800,000	4,587,000
4.50%, TBA (K)	2,200,000	2,153,766
5.00%, TBA (K)	5,300,000	5,282,609
5.50%, TBA (K)	900,000	908,114
6.00%, TBA (K)	1,300,000	1,325,441
6.50%, TBA (K)	1,900,000	1,959,375

Total U.S. Government Agency Obligations (Cost $24,775,358)		24,662,814

U.S. GOVERNMENT OBLIGATIONS - 19.0%
U.S. Treasury - 18.2%
U.S. Treasury Bonds
1.13%, 05/15/2040	270,000	179,297
1.13%, 08/15/2040 (L)	700,000	461,891
1.75%, 08/15/2041	12,400,000	8,962,391
1.88%, 02/15/2041 (L)	4,800,000	3,583,687
2.00%, 11/15/2041	6,800,000	5,122,578
2.25%, 05/15/2041	700,000	554,969
3.00%, 02/15/2048 - 08/15/2048 (L)	2,000,000	1,738,570
3.00%, 08/15/2052 (F)	2,300,000	2,011,422
3.13%, 11/15/2041 - 05/15/2048 (L)	5,060,000	4,557,030
3.25%, 05/15/2042	1,400,000	1,289,695
3.38%, 08/15/2042 (F)	1,300,000	1,218,953
4.00%, 11/15/2042	3,500,000	3,589,687
4.38%, 05/15/2041 (L)	2,300,000	2,498,375

		35,768,545

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities - 0.8%
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 01/15/2032	$ 431,588	$ 393,984
0.63%, 07/15/2032	1,132,351	1,080,997

		1,474,981

Total U.S. Government Obligations (Cost $45,768,507)		37,243,526

COMMERCIAL PAPER - 2.0%
Consumer Finance - 0.3%
Mercedes-Benz Finance North America LLC
5.60% (M), 04/25/2023	600,000	597,900

Consumer Staples Distribution & Retail - 0.3%
Walgreens Boots Alliance, Inc.
6.02% (M), 04/26/2023	600,000	597,657

Electric Utilities - 0.4%
Southern California Edison Co.
5.96% (M), 04/24/2023	900,000	896,786

Multi-Utilities - 0.3%
Dominion Energy, Inc.
5.91% (M), 04/24/2023	600,000	597,912

Tobacco - 0.7%
BAT International Finance PLC
6.04% (M), 05/30/2023	400,000	396,367
6.14% (M), 05/19/2023	900,000	893,391

		1,289,758

Total Commercial Paper (Cost $3,978,687)		3,980,013

SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.4%
Federal Home Loan Bank
3-Month SOFR + 0.03%, 4.85% (A), 05/05/2023	1,300,000	1,299,977
3-Month SOFR + 0.03%, 4.85% (A), 05/10/2023 (N)	1,400,000	1,399,972

Total Short-Term U.S. Government Agency Obligations (Cost $2,700,000)		2,699,949

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.0% (H)
U.S. Treasury Bills
4.64% (M), 04/06/2023	21,000	20,992

Total Short-Term U.S. Government Obligation (Cost $20,987)		20,992

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.79% (M)	1,303,180	1,303,180

Total Other Investment Company (Cost $1,303,180)		1,303,180

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 39.4%
BNP Paribas, 4.92% (M), dated 03/31/2023, to be repurchased at $20,008,200 on 04/03/2023. Collateralized by a U.S. Government Obligation, 1.50%, due 01/31/2027, and with a value of $20,491,198.	$ 20,000,000	$ 20,000,000
BofA Securities, Inc., 4.88% (M), dated 03/31/2023, to be repurchased at $5,402,196 on 04/03/2023. Collateralized by a U.S. Government Obligation, 4.75%, due 02/15/2041, and with a value of $5,542,930.	5,400,000	5,400,000
Fixed Income Clearing Corp., 2.10% (M), dated 03/31/2023, to be repurchased at $1,333,160 on 04/03/2023. Collateralized by a U.S. Government Obligation, 1.50%, due 02/15/2025, and with a value of $1,359,654.	1,332,927	1,332,927
JPMorgan Securities LLC, 4.92% (M), dated 03/31/2023, to be repurchased at $26,610,906 on 04/03/2023. Collateralized by a U.S. Government Obligation, 4.63%, due 03/15/2026, and with a value of $27,231,884.	26,600,000	26,600,000
Toronto-Dominion Securities, Inc., 4.93% (M), dated 03/31/2023, to be repurchased at $24,009,860 on 04/03/2023. Collateralized by U.S. Government Obligations, 3.00% - 3.38%, due 11/15/2048 - 02/15/2049, and with a total value of $24,937,429.	24,000,000	24,000,000

Total Repurchase Agreements (Cost $77,332,927)		77,332,927

Total Investments Excluding Options Purchased (Cost $230,303,550)		215,541,651
Total Options Purchased - 0.1% (Cost $294,821)		232,680

Total Investments (Cost $230,598,371)		215,774,331
Net Other Assets (Liabilities) - (9.8)%		(19,333,001)

Net Assets - 100.0%		$ 196,441,330

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	MSC	USD	3,275.00	12/15/2023	USD	16,437,240	40	$294,821	$232,680

OVER-THE-COUNTER OPTIONS WRITTEN:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums (Received)	Value
Call - 10-Year U.S. Treasury Notes	WFS	USD	118.00	04/21/2023	USD	114,920	1	$(641)	$(188)
Put - 10-Year U.S. Treasury Notes	WFS	USD	112.50	04/21/2023	USD	114,920	1	(407)	(156)
Put - Uniform Mortgage-Backed Security, TBA	BOA	USD	95.59	04/06/2023	USD	38,256,400	400,000	(3,188)	(1,268)

Total								$(4,236)	$(1,612)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 10-Year	GSB	6-Month EURIBOR	Receive	2.07%	06/09/2023	EUR	200,000	$(2,023)	$(243)
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	2.95	05/04/2023	USD	100,000	(521)	(6)
Call - 10-Year	BOA	1-Year USD-SOFR	Receive	3.00	04/28/2023	USD	300,000	(1,425)	(1,767)
Put - 10-Year	GSB	6-Month EURIBOR	Pay	3.14	06/09/2023	EUR	200,000	(2,854)	(2,232)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	3.45	05/04/2023	USD	100,000	(521)	(5)
Put - 10-Year	BOA	1-Year USD-SOFR	Pay	3.50	04/28/2023	USD	300,000	(1,425)	(865)

Total								$(8,769)	$(5,118)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(13,005)	$(6,730)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (O)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (P)		Value (Q)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 39	1.00%	Quarterly	06/20/2028	USD	300,000	$(17,191)	$(20,955)	$3,764

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	300,000	$(13,071)	$1	$(13,072)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,200,000	(51,622)	453	(52,075)
3-Month USD-LIBOR	Pay	1.44	Semi-Annually/Quarterly	07/21/2031	USD	1,900,000	293,459	—	293,459
3-Month USD-LIBOR	Pay	1.49	Semi-Annually/Quarterly	06/23/2031	USD	1,200,000	169,994	—	169,994
3-Month USD-LIBOR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	1,500,000	354,873	(46,431)	401,304
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	1,400,000	340,359	(56,508)	396,867
12-Month USD-SOFR	Receive	3.40	Annually	02/23/2033	USD	400,000	6,089	—	6,089
12-Month USD-SOFR	Receive	3.47	Annually	02/22/2030	USD	1,200,000	14,131	—	14,131

Total							$1,114,212	$(102,485)	$1,216,697

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	23	06/30/2023	$4,704,608	$4,748,422	$43,814	$—
5-Year U.S. Treasury Notes	49	06/30/2023	5,255,698	5,365,883	110,185	—
10-Year U.S. Treasury Notes	84	06/21/2023	9,366,807	9,653,437	286,630	—
30-Year U.S. Treasury Bonds	108	06/21/2023	13,517,036	14,164,875	647,839	—
E-Mini Russell 2000® Index	110	06/16/2023	9,851,599	9,974,250	122,651	—
MSCI EAFE Index	94	06/16/2023	9,498,214	9,853,550	355,336	—
S&P 500® E-Mini Index	12	06/16/2023	2,335,556	2,482,650	147,094	—

Total					$1,713,549	$—

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Notes	(148)	06/21/2023	$(17,334,289)	$(17,928,812)	$—	$(594,523)

Total Futures Contracts					$1,713,549	$(594,523)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	06/21/2023	MXN	62,445	USD	3,273	$137	$—
BOA	04/10/2023	USD	358,410	PEN	1,351,385	—	(469)
BOA	05/02/2023	PEN	1,351,385	USD	357,765	578	—
BOA	05/10/2023	USD	1,353,672	PEN	5,191,739	—	(22,267)
CITI	04/04/2023	USD	267,985	BRL	1,390,000	—	(6,110)
CITI	04/04/2023	BRL	1,390,000	USD	273,601	495	—
CITI	04/10/2023	PEN	1,351,385	USD	340,327	18,552	—
CITI	04/27/2023	PEN	94,835	USD	24,511	645	—
CITI	05/16/2023	JPY	170,200,000	USD	1,291,246	—	(266)
CITI	06/21/2023	PEN	809,914	USD	211,525	2,557	—
GSB	04/04/2023	USD	280,152	BRL	1,423,282	—	(507)
GSB	04/04/2023	BRL	1,423,282	USD	262,383	18,276	—
GSB	05/10/2023	PEN	685,761	USD	172,345	9,399	—
HSBC	04/04/2023	USD	900,336	EUR	841,000	—	(11,927)
HSBC	04/04/2023	USD	991,430	GBP	821,000	—	(21,439)
JPM	04/03/2023	USD	24,558	PEN	92,292	36	—
JPM	04/03/2023	PEN	92,292	USD	24,401	121	—

Total						$50,796	$(62,985)

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (R)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$10,514,638	$—	$10,514,638
Corporate Debt Securities	—	44,300,725	—	44,300,725
Foreign Government Obligations	—	3,666,471	—	3,666,471
Loan Assignment	—	393,218	—	393,218
Mortgage-Backed Securities	—	8,020,616	—	8,020,616
Municipal Government Obligations	—	1,402,582	—	1,402,582
U.S. Government Agency Obligations	—	24,662,814	—	24,662,814
U.S. Government Obligations	—	37,243,526	—	37,243,526
Commercial Paper	—	3,980,013	—	3,980,013
Short-Term U.S. Government Agency Obligations	—	2,699,949	—	2,699,949
Short-Term U.S. Government Obligation	—	20,992	—	20,992
Other Investment Company	1,303,180	—	—	1,303,180
Repurchase Agreements	—	77,332,927	—	77,332,927
Over-the-Counter Options Purchased	232,680	—	—	232,680

Total Investments	$1,535,860	$214,238,471	$—	$215,774,331

Other Financial Instruments
Centrally Cleared Interest Rate Swap Agreements	$—	$1,178,905	$—	$1,178,905
Futures Contracts (S)	1,713,549	—	—	1,713,549
Forward Foreign Currency Contracts (S)	—	50,796	—	50,796

Total Other Financial Instruments	$1,713,549	$1,229,701	$—	$2,943,250

LIABILITIES
Other Financial Instruments
Over-the-Counter Options Written	$(344)	$(1,268)	$—	$(1,612)
Over-the-Counter Interest Rate Swaptions Written	—	(5,118)	—	(5,118)
Centrally Cleared Credit Default Swap Agreements	—	(17,191)	—	(17,191)
Centrally Cleared Interest Rate Swap Agreements	—	(64,693)	—	(64,693)
Futures Contracts (S)	(594,523)	—	—	(594,523)
Forward Foreign Currency Contracts (S)	—	(62,985)	—	(62,985)

Total Other Financial Instruments	$(594,867)	$(151,255)	$—	$(746,122)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the total value of 144A securities is $32,267,346, representing 16.4% of the Portfolio’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2023, the total value of Regulation S securities is $731,493, representing 0.4% of the Portfolio’s net assets.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of March 31, 2023; the maturity dates disclosed are the ultimate maturity dates.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $5,061,079, collateralized by cash collateral of $1,303,180 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,861,180. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Restricted security. At March 31, 2023, the value of such security held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Deutsche Bank AG 2.13%, 11/24/2026	11/17/2020	$200,000	$172,191	0.1%

(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	Fixed rate loan commitment at March 31, 2023.
(J)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2023, the total value of securities is $746,593, representing 0.4% of the Portfolio’s net assets.
(K)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(L)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended March 31, 2023 was $0 at a weighted average interest rate of 0.00%.

Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Conservative VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(M)	Rates disclosed reflect the yields at March 31, 2023.
(N)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $1,119,977.
(O)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(Q)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(R)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(S)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
WFS	Wells Fargo Securities LLC

PORTFOLIO ABBREVIATIONS:

CDOR	Canadian Dollar Offered Rate
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Tactical – Conservative VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Conservative VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 14